UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5079

John Hancock Tax-Exempt Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock New York Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2008

John Hancock
New York Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2008 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Tax-exempt long-term bonds 98.92%					$52,716,894
(Cost $50,206,459)

New York 85.28%					45,447,655
Albany Parking Auth,
Rev Ref Bond Ser 2001A	5.625%	07-15-25	BBB+	$385	423,169
Rev Bond Ser 2001A	5.625	07-15-25	BBB+	365	375,439
Chautauqua Tobacco Asset Securitization Corp,
Rev Ref Asset Backed Bond	6.750	07-01-40	BBB	1,000	1,029,010
Herkimer County Industrial Development Agency,
Rev Ref Folts Adult Home Ser 2005A	5.500	03-20-40	Aaa	1,000	1,057,870
Metropolitan Transportation Auth,
Rev Serv Contract Commuter Facil
Ser 3	7.375	07-01-08	A1	195	195,905
Monroe Newpower Corp,
Rev Ref Pwr Facil	5.100	01-01-16	BBB	1,000	995,850
Nassau County Industrial Development Agency,
Rev Ref Civic Facil North Shore
Hlth Sys Projs Ser 2001A	6.250	11-01-21	A3	275	287,689
New York, City of,
Gen Oblig Unltd Ser 2001B	5.250	12-01-17	AA	1,500	1,581,270
Gen Oblig Unltd Ser 2004J	5.000	05-15-23	AA	1,000	1,026,910
Gen Oblig Unltd Ser 1993A-10 (P)	0.950	08-01-17	AAA	300	300,000
New York City Industrial Development Agency,
Rev Civic Facil Lycee Francais de
NY Proj Ser 2002A	5.375	06-01-23	BBB	1,000	952,030
Rev Civic Facil Polytechnic Univ
Proj	6.125	11-01-30	AAA	1,000	1,098,780
Rev Liberty 7 World Trade Ctr
Ser 2005A (G)	6.250	03-01-15	BB+	1,000	1,010,510
Rev Ref Brooklyn Navy Yard Cogen
Partners	5.650	10-01-28	BBB-	1,000	920,590
Rev Ref Polytechnic University Proj	5.250	11-01-27	A	1,000	948,630
Rev Spec Airport Facil Airis JFK I
LLC Proj Ser 2001A	5.500	07-01-28	BBB-	1,000	867,510
Rev Terminal One Group Assn Proj	5.500	01-01-21	BBB+	1,000	1,024,860
New York City Municipal Water Finance Auth,
Rev Preref Wtr & Swr Sys Ser 2000B	6.000	06-15-33	AA+	740	803,174
Rev Ref Wtr & Swr Sys	5.500	06-15-33	AAA	1,500	1,613,475
Rev Ref Wtr & Swr Sys Cap Apprec
Ser 2001D	Zero	06-15-20	AA+	2,000	1,166,200
Rev Unref Bal Wtr & Swr Sys
Ser 2000B	6.000	06-15-33	AA+	460	495,135
Rev Wtr & Swr Sys Ser 2003F Subser F-2
(G)(P)	0.980	06-15-35	AA+	325	325,000

John Hancock
New York Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2008 (unaudited)

New York City Transitional Finance Auth,
Rev Future Tax Sec Ser 2000B	6.000%	11-15-29	AAA	$1,000	$1,082,640
Rev Ref Future Tax Sec Ser 2002A
(Zero to 11-1-11 then 14.000%) (O)	Zero	11-01-29	AAA	1,000	883,960
New York Liberty Development Corp,
Rev National Sports Museum Proj
Ser 2006A (G)	6.125	02-15-19	BB-	1,000	1,003,170
New York Local Government Assistance Corp,
Rev Ref Ser 1993C	5.500	04-01-17	AAA	1,225	1,378,370
New York State Dormitory Auth,
Rev Cap Apprec FHA Insd Mtg
Ser 2000B (G)	Zero	08-15-40	AA	3,000	415,920
Rev Lease State Univ Dorm Facil
Ser 2000A	6.000	07-01-30	AA-	1,000	1,084,670
Rev Miriam Osborn Mem Home
Ser 2000B	6.875	07-01-25	A	750	774,240
Rev North Shore L I Jewish Grp	5.375	05-01-23	Aaa	1,000	1,106,260
Rev Ref State Univ Edl Facil
Ser 1993A	5.500	05-15-19	AA-	2,000	2,207,620
Rev Ref State Univ Edl Facil
Ser 1993A	5.250	05-15-15	AAA	1,000	1,090,540
Rev Ref Univ of Rochester Defd
Income Ser 2000A (Zero to 7-1-10
then 6.050%) (O)	Zero	07-01-25	AAA	1,000	956,620
Rev State Univ Edl Facil Ser 2000B	5.375	05-15-23	AA-	1,000	1,068,720
Rev Unref City Univ 4th Ser 2001A	5.250	07-01-31	AA-	130	140,150
Rev Ref Orange Regl Med Ctr	6.125	12-01-29	Ba1	750	751,493
New York State Environmental Facilities Corp,
Rev Ref Poll Control (P)	13.570	06-15-11	AAA	500	641,015
Rev Unref Bal Poll Control
Ser 1991E	6.875	06-15-10	AAA	20	20,075
New York State Thruway Authority Second,
Rev Gen Hwy & Brdg Tr Fd Ser 2008A	5.000	04-01-22	AA	500	532,760
Oneida County Industrial Development Agency,
Rev Civic Facilities Hamilton
College Proj Ser 2007A	Zero	07-01-29	AAA	5,330	1,760,872
Onondaga County Industrial Development Agency,
Rev Sr Air Cargo	6.125	01-01-32	Baa3	1,000	979,190
Orange County Industrial Development Agency,
Rev Civic Facil Arden Hill Care
Ctr Newburgh Ser 2001C	7.000	08-01-31	BB-	500	508,795
Port Auth of New York & New Jersey,
Rev Ref Spec Proj KIAC Partners
Ser 4 (G)	6.750	10-01-19	BBB-	1,500	1,502,625
Suffolk County Industrial Development Agency,
Rev Civic Facil Huntington Hosp
Proj Ser 2002B	6.000	11-01-22	BBB	1,000	1,032,770
Triborough Bridge & Tunnel Auth,
Rev Ref Gen Purpose Ser 1992Y	6.125	01-01-21	AAA	1,500	1,797,060
TSASC, Inc.,
Rev Tobacco Settlement Asset
Backed Bond Ser 1	5.500	07-15-24	AAA	775	833,644

John Hancock
New York Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2008 (unaudited)

Upper Mohawk Valley Regional Water Finance Auth,
Rev Wtr Sys Cap Apprec	Zero	04-01-22	Aaa	$2,230	$1,158,418
Westchester County Healthcare Corp,
Rev Ref Sr Lien Ser 2000A	6.000%	11-01-30	BBB-	1,150	1,134,602
Yonkers Industrial Development Agency,
Rev Cmty Dev Pptys Yonkers Inc
Ser 2001A	6.625	02-01-26	Baa3	1,000	1,102,450

Puerto Rico 9.69%					5,165,391
Puerto Rico Aqueduct & Sewer Auth,
Rev Inverse Floater (Gtd) (M) (P)	7.470	07-01-11	AAA	2,000	2,300,920
Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)	8.140	07-01-18	Aaa	500	575,605
Puerto Rico Public Building Auth,
Rev Govt Facil Ser 1995A (Gtd)	6.250	07-01-12	AAA	1,110	1,209,788
Puerto Rico Public Finance Corp,
Rev Preref Commonwealth Approp
Ser 2002E	5.500	08-01-29	BBB-	1,005	1,079,078

Virgin Islands 3.95%					2,103,848
Virgin Islands Public Finance Auth,
Rev Ref Gross Receipts Tax Ln Note
Ser 1999A	6.500	10-01-24	BBB+	535	589,838
Rev Sub Lien Fund Ln Notes
Ser 1998E	5.875	10-01-18	BBB-	1,500	1,514,010

	Interest			Par value
Issuer, description, maturity date	rate			(000)	Value
Short-term investments 0.07%					$36,000
(Cost $36,000)

Joint Repurchase Agreement 0.07%					36,000
Joint Repurchase Agreement with Barclays Bank
Plc dated 5-30-08 at 2.150% to be repurchased
at $36,006 on 6-2-08, collateralized by $31,107
U.S. Treasury Inflation Indexed Bond, 2.375%,
due 1-15-25 (valued at $36,720, including
interest)	2.150%			36	36,000

Total investments (Cost $50,242,459)† 98.99%					$52,752,894

Other assets and liabilities, net 1.01%					$538,094

Total net assets 100.00%					$53,290,988

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
New York Tax-Free Income Fund
Notes to Schedule of Investments
May 31, 2008 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available .

(G) Security rated internally by John Hancock Advisers, LLC. Unaudited.

(M) Inverse floater bond purchased on secondary market.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Variable rate obligation. The coupon rate shown represents the rate at end of period.

† The cost of investments owned on May 31, 2008 for federal income tax purposes, including short-term investments, was $50,182,473. Gross unrealized appreciation and depreciation of investments aggregated $3,049,341 and $478,920 respectively, resulting in net unrealized appreciation of $2,570,421.

Notes to Schedule of Investments - Page 4

Notes to portfolio of investments

Security valuation
The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Notes to Schedule of Investments - Page 5

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.

760Q3 5/08
7/08

John Hancock

MUTUAL FUNDS

John Hancock Massachusetts Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2008

John Hancock
Massachusetts Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2008 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Tax-exempt long-term bonds 99.06%					$115,065,624
(Cost $111,119,802)

California 1.69%					1,960,000
California, State of,
Rev Economic Recovery Ser 2004C-5
(P)	0.830%	07-01-23	AA+	$1,665	1,665,000
Rev Ref Kindergarten University 2004A-4 (P)	0.830	05-01-34	AA	295	295,000

Massachusetts 88.55%					102,851,020
Boston City Industrial Development Financing
Auth,
Rev Ref Swr Facil Harbor Electric
Energy Co Proj	7.375	05-15-15	BBB	170	171,660
Boston Housing Authority,
Rev Bond	5.000	04-01-27	AAA	3,255	3,377,779
Rev Bond	4.500	04-01-26	AAA	1,000	990,270
Boston Water & Sewer Commission,
Rev Ref Sr Ser 1992A	5.750	11-01-13	AA	500	539,595
Freetown Lakeville Regional School District,
Gen Oblig Unltd	5.000	07-01-23	AAA	1,000	1,031,890
Holyoke Gas & Electric Department,
Rev Ser 2001A	5.000	12-01-31	Aaa	3,410	3,419,514
Massachusetts Bay Transportation Auth,
Rev Assessment Ser A	5.250	07-01-31	AAA	1,000	1,102,390
Rev Preref Spec Assessment
Ser 2000A	5.250	07-01-30	AAA	780	825,934
Rev Preref Spec Assessment
Ser 2007A	5.250	07-01-30	AAA	150	158,834
Rev Ref Cap Apprec Ser 2007A-2	Zero	07-01-26	AAA	2,500	1,007,250
Rev Ref Preref Assessment
Ser 2000A	5.750	07-01-14	AAA	845	903,313

John Hancock
Massachusetts Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2008 (unaudited)

Rev Ref Ser 1994A	7.000%	03-01-14	AAA	$1,000	$1,166,900
Ref Ref Spec Assessment Ser 2007A	5.250	07-01-30	AA	70	71,902
Rev Ref Spec Assessment Ser 2006A	5.250	07-01-35	AAA	1,310	1,445,375
Rev Ref Sr Sales Tax Ser 2005A	5.000	07-01-31	AAA	2,000	2,148,600
Rev Ref Sr Sales Tax Ser 2008B	5.250	07-01-33	AAA	2,500	2,776,100
Rev Spec Assessment Ser 2004A	5.000	07-01-34	AAA	1,000	1,097,640
Massachusetts College Building Auth,
Rev Ref Cap Apprec Ser 2003B	Zero	05-01-19	AAA	1,000	596,190
Massachusetts, Commonwealth of,
Gen Oblig Ltd Ref	5.500	11-01-17	AAA	1,000	1,145,280
Gen Oblig Ltd Ser 2001C	5.375	12-01-19	AA	1,000	1,082,080
Gen Oblig Ltd Ser 2002C	5.500	11-01-15	AA	1,000	1,134,070
Gen Oblig Ltd Ser 2005C	5.000	09-01-24	AAA	1,000	1,106,970
Gen Oblig Unltd Ser 2004C	5.500	12-01-24	AAA	2,000	2,284,100
Gen Oblig Untld Ser 2006E	5.000	11-01-25	AA	1,000	1,085,170
Massachusetts Development Finance Agency,
Rev Belmont Hill School	5.000	09-01-31	A	1,000	1,078,010
Rev Curry College Ser 2005A	4.500	03-01-25	BBB	1,000	887,350
Rev Curry College Ser 2006A	5.250	03-01-26	BBB	1,000	978,450
Rev Linden Ponds Inc Facility
Ser 2007A (G)	5.750	11-15-35	BB+	1,500	1,333,200
Rev Plantation Apts Hsg Prog
Ser 2004A	5.000	12-15-24	AAA	2,320	2,263,856
Rev Ref Combined Jewish
Philanthropies Ser 2002A	5.250	02-01-22	Aa3	1,875	1,979,550
Rev Ref First Mortgage Orchard
Cove	5.250	10-01-26	BB-	1,000	898,220
Rev Ref Mass College of Pharmacy
Ser 2007E	5.000	07-01-37	AAA	1,000	1,020,450
Rev Ref Resource Recovery
Southeastern Ser 2001A	5.625	01-01-16	AAA	500	538,335
Rev Ref Ogden Haverhill Proj
Ser 1998A	5.600	12-01-19	BBB	500	500,320
Rev Resource Recovery Ogden
Haverhill Proj Ser 1998B	5.500	12-01-19	BBB	1,500	1,482,525
Rev Volunteers of America Concord
Ser 2000A	6.900	10-20-41	AAA	1,000	1,176,920
Rev YMCA Greater Boston Iss (G)	5.450	11-01-28	AA	3,000	3,101,160
Rev YMCA Greater Boston Iss (G)	5.350	11-01-19	AA	1,000	1,033,300
Massachusetts Health & Educational Facilities
Auth,
Rev Bal South Shore 1999F	5.750	07-01-29	A-	365	368,979
Rev Caregroup Ser 2008E-1 (M)	5.125	07-01-33	BBB+	250	244,295
Rev Civic Investments Inc
Ser 2002B (G)	9.200	12-15-31	AA	2,000	2,514,580
Rev Harvard Univ Iss Ser 2000W	6.000	07-01-35	Aaa	1,000	1,083,600
Rev Jordan Hosp Ser 2003E	6.750	10-01-33	BB+	1,500	1,537,515
Rev Preref Partners Health Care
Ser 2001C	5.750	07-01-32	AA	970	1,065,031
Rev Preref South Shore Hospital
Ser 1999F	5.750	07-01-29	A-	635	665,810

John Hancock
Massachusetts Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2008 (unaudited)

Rev Ref Boston College Iss
Ser 1998L	5.000%	06-01-26	AA-	$1,000	$1,009,050
Rev Ref Boston College Iss
Ser 1998L	4.750	06-01-31	AA-	1,000	986,230
Rev Ref Emerson Hosp Ser 2005E	5.000	08-15-35	AA	1,000	927,130
Rev Ref Harvard Pilgrim Health
Ser 1998A	5.000	07-01-18	AAA	1,000	1,010,680
Rev Ref Lahey Clinic Med Ctr
Ser 2005C	5.000	08-15-23	AAA	1,000	1,011,390
Rev Ref Partners Health Care
Ser 2001C	5.750	07-01-32	AA	30	31,383
Rev Ref Williams College Ser 2003H	5.000	07-01-33	AAA	1,500	1,524,150
Rev Simmons College Ser 2000D	6.150	10-01-29	AAA	1,000	1,094,120
Rev Sterling & Francine Clark
Ser 2006A	5.000	07-01-36	AA	1,000	1,022,650
Rev Univ of Mass Worcester Campus
Ser 2001B	5.250	10-01-31	A+	1,500	1,616,715
Rev Wheelock College Ser 2000B	5.625	10-01-30	Aaa	1,000	1,090,670
Massachusetts Housing Finance Agency,
Rev Rental Mtg Ser 2001A	5.800	07-01-30	AAA	975	982,137
Rev Ser 2003B	4.700	12-01-16	AA-	1,265	1,273,058
Massachusetts Industrial Finance Agency,
Rev Dominion Energy Brayton Point	5.000	02-01-36	A-	1,000	909,500
Rev Wtr Treatment American
Hingham Proj (G)	6.900	12-01-29	BBB-	1,210	1,212,481
Rev Wtr Treatment American
Hingham Proj (G)	6.750	12-01-20	BBB-	2,780	2,785,365
Massachusetts Port Auth,
Rev Ref Bosfuel Proj	5.000	07-01-32	AAA	1,770	1,663,800
Rev Ser 1999C	5.750	07-01-29	AAA	1,250	1,329,825
Rev Spec Facil US Air Proj
Ser 1996A	5.750	09-01-16	AAA	1,000	997,950

John Hancock
Massachusetts Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2008 (unaudited)

Massachusetts Special Obligation Dedicated Tax,
Rev Ref Spec Oblig	5.500%	01-01-27	A	$1,000	$1,094,470
Rev Spec Oblig	5.250	01-01-26	A	1,000	1,092,840
Massachusetts Turnpike Auth,
Rev Ref MBIA-IBC Ser 1993A	5.125	01-01-23	AAA	445	486,857
Rev Ref Metro Hwy Sys Sr Ser 1997A	5.125	01-01-23	AAA	4,300	4,331,304
Rev Ref Metro Hwy Sys Sr Ser 1997A	5.000	01-01-37	AAA	300	300,054
Rev Ref Metro Hwy Sys Sr Ser 1997C	Zero	01-01-20	AAA	1,000	583,110
Massachusetts Water Pollution Abatement Trust,
Preref Pool PG Ser 9	5.250	08-01-18	AAA	2,440	2,738,485
Rev Preref Pool Prog Ser 7	5.125	02-01-31	AAA	645	687,325
Rev Ser 2007-13	5.000	08-01-28	AAA	1,000	1,042,510
Rev Unref Bal Pool Prog Ser 7	5.125	02-01-31	AAA	1,775	1,805,317
Unref Bal Pool PG Ser 2003-9	5.250	08-01-18	AAA	60	66,482
Narragansett Regional School District,
Gen Oblig Unltd	5.375	06-01-18	Aaa	1,000	1,051,450
Pittsfield, City of,
Gen Oblig Ltd	5.000	04-15-19	AAA	1,000	1,051,090
Plymouth, County of,
Rev Ref Cert of Part Correctional
Facil Proj	5.000	04-01-22	AAA	1,000	1,028,130
Rail Connections, Inc.,
Rev Cap Apprec Rte 128 Pkg
Ser 1999B	Zero	07-01-18	Aaa	1,750	978,688
Rev Cap Apprec Rte 128 Pkg
Ser 1999B	Zero	07-01-19	Aaa	2,415	1,264,422
Route 3 North Transit Improvement Associates,
Rev Lease	5.375	06-15-29	AAA	3,100	3,286,930
University of Massachusetts,
Rev Bldg Auth Facil Gtd Ser 2000A	5.125	11-01-25	AAA	1,000	1,063,010

New York 0.17%					200,000
New York City Municipal Water Finance Auth,
Rev Wtr & Swr Sys Ser 2003F
Subser F-2 (P)	0.980	06-15-35	AA+	200	200,000

Puerto Rico 8.66%					10,054,604
Puerto Rico Aqueduct & Sewer Auth,
Rev Inverse Floater (Gtd) (X)(P)	7.470	07-01-11	AAA	2,000	2,300,920
Rev Ref Sr Lien Ser 2008A	6.125	07-01-24	BBB-	1,750	1,533,700
Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)	8.140	07-01-18	Aaa	1,500	1,726,815
Rev Inverse Floater (X)(P)	7.720	07-01-11	AAA	1,000	1,188,520
Puerto Rico Highway & Transportation Auth,
Rev Preref Hwy Ser 1996Y	6.250	07-01-14	A-	955	1,116,615
Rev Ref Hwy Ser 2003AA	5.500	07-01-19	AAA	2,000	2,137,820
Rev Unref Bal Hwy Ser 1996Y	6.250	07-01-14	A-	45	50,214

John Hancock
Massachusetts Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2008 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 0.18%			$204,000
(Cost $204,000)

Joint Repurchase Agreement 0.18%			204,000
Joint Repurchase Agreement with Barclays Plc
dated 5-30-08 at 2.150% to be repurchased
at $204,037 on 6-2-08, collateralized
by $176,275 U.S. Treasury Inflation Indexed
Bond, 2.375%, due 1-15-25 (valued at $208,080,
including interest)	2.150%	204	204,000

Total investments (Cost $111,323,802)† 99.24%			$115,269,624

Other assets and liabilities, net 0.76%			$886,699

Total net assets 100.00%			$116,156,323

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Massachusetts Tax-Free Income Fund
Notes to Schedule of Investments
May 31, 2008 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available, unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC. Unaudited.

(M) This security having an aggregate value of $244,295, or 0.21% of the Fund's net assets, have been purchased as a forward commitments - that is, the Fund has agreed on trade date to take delivery of and to make payment for these securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these until settlement date.

(P) Variable rate obligation. The coupon rate shown represents the rate at end of period.

(X) Inverse floater bond purchased on secondary market.

† The cost of investments owned on May 31, 2008, for federal income tax purposes, including short-term investments, was $110,986,653. Gross unrealized appreciation and depreciation of investments aggregated $5,371,905 and $1,088,934 respectively, resulting in net unrealized appreciation of $4,282,971.

Notes to Schedule of Investments - Page 6

Notes to portfolio of investments

Security valuation
The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Notes to Schedule of Investments - Page 7

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.

770Q3 5/08
7/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: July 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: July 21, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: July 21, 2008